Deferred Income Tax Assets and Liabilities	12 Months Ended
Dec. 31, 2022
Deferred Income Tax Assets and Liabilities
Deferred Income Tax Assets and Liabilities

Note 13. Deferred Income Tax Assets and Liabilities

The tax effect of temporary differences and tax loss carry-forwards that give rise to significant components of the Group’s deferred income tax assets and liabilities are as follows:

As at December 31:	2022	2021
Non-capital tax loss carry-forwards	$18,291	$18,692
Interests in resource properties	(49,187)	(59,864)
Other assets	(5,897)	(5,655)
Other liabilities	(10,100)	(11,015)
	$(46,893)	$(57,842)
Presented on the consolidated statements of financial position as follows:
Deferred income tax assets	$9,677	$9,619
Deferred income tax liabilities	(56,570)	(67,461)
Net	$(46,893)	$(57,842)

As at December 31, 2022, the Group had estimated accumulated non-capital losses, which expire in the following countries and regions as follows. Management is of the opinion that not all of these non-capital losses are probable to be utilized in the future.

		Amount for which
		no deferred
		income tax asset
Country / Region	Gross amount	is recognized	Expiration dates
Canada	$5,267	$—	2037‑2042
Germany	136	—	Indefinite
Malta	88,082	26,843	Indefinite
Africa	24,982	—	Indefinite

The utilization of the deferred tax assets is dependent on future taxable profits in excess of the profits arising from the reversal of existing taxable temporary differences and the Group companies have suffered losses in either the current or preceding period(s) in the tax jurisdictions to which the deferred tax assets relate.

The Group companies’ income tax, value-added tax and payroll tax filings are also subject to audit by taxation authorities in numerous jurisdictions. There are audits in progress and items under review, some of which may increase the Group’s income tax, value-added tax and payroll tax liability. If it is probable that management’s estimate of the future resolution of these matters changes, the Group will recognize the effects of the changes in its consolidated financial statements in the appropriate period when such changes occur.